Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1999

1.  Name and address of issuer:
     Security Equity Life Insurance Co Separate Account 13
     84 Business Park Dr.
     Armonk, NY  10504

2.  Name of each series or class of funds for which this notice is filed:

     General American Capital Company Money Market Fund
     Barclays Global L&A Asset Allocation
     Barclays Global L&A US Govt Allocation
     Evergreen VA Fund
     Evergreen VA Foundation
     Evergreen VA Growth and Income
     Fidelity Growth Fund
     Fidelity High Income
     Fidelity Investment Grade Bond
     Fidelity Asset Manager Fund
     Fidelity Index 500
     Fidelity Overseas Fund
     Russell Multi Style
     Russell Aggressive Equity
     Russell Non US
     Russell Core Bond

3.  Investment Company Act File Number:
     811-8938
    Securities Act File Number
     33-88524
4.  Last day of fiscal year for which this notice is filed:
     12/31/99

5.  Calculation of registration fee:
     (i)   Aggregate sale price of securities sold during fiscal year
            9387271

     (ii)  Aggregate price of securities redeemed or repurchased
            8100991

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission
            N/A

     (iv)  Total available redemption credits (add Items 5(ii)&(iii)
            8100991

     (v)   Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
            1286280

     (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
            N/A

     (vii) Multiplier for determining registration fee
            .000264

     (viii)Registration fee due (multiply item 5(v) by item 5(vii)
            340.00

6.  Prepaid Shares:
     N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
     N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
     340.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     03/30/00